UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

  /s/ Ricky C. Sandler     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $3,871,517 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   132602  2520000 SH       SOLE                  2520000        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    75827  1255000 SH       SOLE                  1255000        0        0
AON CORP                       COM              037389103   301593  5879000 SH       SOLE                  5879000        0        0
APPLE INC                      COM              037833100    83918   250000 SH       SOLE                   250000        0        0
BAXTER INTL INC                COM              071813109    79783  1336625 SH       SOLE                  1336625        0        0
BECTON DICKINSON & CO          COM              075887109    78544   911500 SH       SOLE                   911500        0        0
CAREFUSION CORP                COM              14170T101    62491  2300000 SH       SOLE                  2300000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    92324  1624000 SH       SOLE                  1624000        0        0
CISCO SYS INC                  COM              17275R102    79143  5070000 SH       SOLE                  5070000        0        0
CITIGROUP INC                  COM NEW          172967424     9795   235219 SH       SOLE                   235219        0        0
CME GROUP INC                  COM              12572Q105   157954   541700 SH       SOLE                   541700        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    46688  1600000 SH       SOLE                  1600000        0        0
EBAY INC                       COM              278642103   168966  5236000 SH       SOLE                  5236000        0        0
EQUIFAX INC                    COM              294429105    70829  2040000 SH       SOLE                  2040000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    63681  2068245 SH       SOLE                  2068245        0        0
FISERV INC                     COM              337738108   125840  2009267 SH       SOLE                  2009267        0        0
GENPACT LIMITED                SHS              G3922B107   123180  7145000 SH       SOLE                  7145000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    82344   618710 SH       SOLE                   618710        0        0
GOOGLE INC                     CL A             38259P508    85224   168300 SH       SOLE                   168300        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2360    89779 SH       SOLE                    89779        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     9781    55450 SH       SOLE                    55450        0        0
ILLINOIS TOOL WKS INC          COM              452308109    83765  1482837 SH       SOLE                  1482837        0        0
INGERSOLL-RAND PLC             SHS              G47791101    64324  1416512 SH       SOLE                  1416512        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    82896  3520000 SH       SOLE                  3520000        0        0
JPMORGAN CHASE & CO            COM              46625H100   119954  2930000 SH       SOLE                  2930000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    78460   810625 SH       SOLE                   810625        0        0
LENNAR CORP                    CL A             526057104    61049  3363559 SH       SOLE                  3363559        0        0
LOWES COS INC                  COM              548661107    78421  3364284 SH       SOLE                  3364284        0        0
MOHAWK INDS INC                COM              608190104    88185  1470000 SH       SOLE                  1470000        0        0
NOVELLUS SYS INC               COM              670008101   165554  4580902 SH       SOLE                  4580902        0        0
ORACLE CORP                    COM              68389X105   229883  6985200 SH       SOLE                  6985200        0        0
PFSWEB INC                     COM NEW          717098206      194    42169 SH       SOLE                    42169        0        0
ROSS STORES INC                COM              778296103    60971   761000 SH       SOLE                   761000        0        0
SCHEIN HENRY INC               COM              806407102    62405   871700 SH       SOLE                   871700        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    83122  5053000 SH       SOLE                  5053000        0        0
SHERWIN WILLIAMS CO            COM              824348106    10987   131000 SH       SOLE                   131000        0        0
TARGET CORP                    COM              87612E106    84325  1797598 SH       SOLE                  1797598        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    61281  3141000 SH       SOLE                  3141000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    86218  1339000 SH       SOLE                  1339000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104   200995  4066250 SH       SOLE                  4066250        0        0
UNILEVER N V                   N Y SHS NEW      904784709    42195  1284464 SH       SOLE                  1284464        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    86556   977920 SH       SOLE                   977920        0        0
US BANCORP DEL                 COM NEW          902973304   106910  4190900 SH       SOLE                  4190900        0        0